UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      December 31

Date of reporting period:     December 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Investors Trust

12.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]


CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 20

Trustees & officers
page 35

For more information
page 37


Dear Fellow Shareholders,

The stock market advanced for the second straight year, largely on the wings of a strong post-election rally that produced solid returns for the major indexes in 2004. For much of the year, the market was fairly dull, moving mostly sideways as investors worried about higher interest rates, sky-rocketing oil prices, the tight presidential election and the war in Iraq. With the election over and oil prices moderating, investors felt more confident, and the broad Standard & Poor's 500 Index wound up returning 10.88% for the year. The Dow Jones Industrial Average returned 5.40% and a late and strong rally in technology stocks helped the Nasdaq Composite Index move from a negative stance in October to finish the year with a 9.15% return. Despite the Federal Reserve's five hikes in short-term interest rates, bonds still turned in positive results, with the Lehman Brothers Aggregate Bond Index up 4.34%.

The way this year has played out in the financial markets serves as a good reminder of why keeping a long-term perspective is such a critical element of successful investing. Getting caught up in the day-to-day twists and turns of the market -- and trying to act on them -- can wreak havoc with your portfolio and derail progress toward meeting your overall financial objectives.

Since no one can predict the market's moves, the best way to reach your goals is to stay invested and stick to your plan. Investing should be a marathon, not a sprint. Do not try to time the market, and make sure you work with your investment professional to ensure that your portfolio remains properly diversified to meet your long-term objectives. For example, after several years of dominance, small-cap stocks and value stocks could now represent higher percentages of your portfolio than you may want. If you are comfortable with your financial plan, it becomes easier to ride out the market's daily ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,

Chief Executive Officer

This commentary reflects the CEO's views as of December 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income consistent
with prudent
investment risk by
investing in a
diversified portfolio
of debt securities.

Over the last twelve months

* Bonds rallied for the fifth straight calendar year despite solid economic growth and rising inflation.

* Lower-quality corporate bonds and mortgage-backed securities posted the best results, while Treasury bonds lagged.

* The Fund shifted to a more defensive position, with higher credit quality and reduced interest rate sensitivity.


[Bar chart with heading "John Hancock Investors Trust." Under the heading is a note that reads "Fund performance for the year ended December 31, 2004." The chart is scaled in increments of 10% with 0% at the bottom and 30% at the top. The first bar represents the fund's 6.52% Net asset value. The second bar represents the fund's 21.60% Market value. A note below the chart reads "The total returns for the Fund include the reinvestment of all distributions. The performance data contained within this material represents past performance, which does not guarantee future results."]



Top 10 issuers

10.5%   Federal National Mortgage Association
 9.1%   Federal Home Loan Mortgage Corp.
 7.6%   United States Treasury
 1.0%   General Motors Acceptance Corp.
 1.0%   Midland Funding Corp. II
 0.9%   Global Signal Trust
 0.9%   Government National Mortgage Association
 0.8%   NOVA Chemicals Corp.
 0.8%   International Paper Co.
 0.8%   Grupo Televisa SA

As a percentage of net assets plus the value of preferred shares on December 31, 2004.

BY BARRY H. EVANS, CFA, AND JEFFREY N. GIVEN, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Investors Trust

The broad U.S. bond market gained ground overall in 2004 -- its fifth consecutive year of positive performance -- as solid gains in long-term bonds overcame declining prices in shorter-term securities. The U.S. economy, bolstered by improving job growth, expanded by approximately 4% in 2004, up from 3% growth the previous year. Inflation, as measured by the consumer price index, also picked up, increasing from 2% in 2003 to 3.5% in 2004. Although some of the higher inflation was the result of record-high oil prices, many segments of the economy -- especially housing and medical care -- also experienced noteworthy price increases.

In response, the Federal Reserve embarked on a series of interest rate increases in the second half of 2004. The Fed raised short-term interest rates five times between June and December, each time by a quarter point. As a result, the federal funds rate rose from a 46-year low of 1% to 2.25% by the end of the year. Yields on bonds maturing in five years or less followed suit, but longer-term bond yields declined, reflecting the bond market's confidence that the Fed's gradual rate increases will keep inflation in check and the economy growing at a moderate pace.

"The broad U.S. bond market
 gained ground overall in
 2004 -- its fifth consecutive
 year of positive performance..."

For the year, the broad Lehman Brothers U.S. Aggregate Bond Index returned 4.34%. Every major sector of the bond market posted positive returns, but lower-quality, higher-yielding corporate bonds fared the best. The Lehman Brothers Corporate High-Yield Index returned 11.13% for the year as investors looked to maximize yield in a low-interest-rate environment. Mortgage-backed securities and investment-grade corporate bonds also produced solid results, while Treasury and government agency securities lagged.

Fund performance

For the year ended December 31, 2004, John Hancock Investors Trust produced a total return of 6.52% at net asset value and 21.60% at market value. The difference in the Fund's net asset value (NAV) performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund's NAV share price at any time. For comparison, the average closed-end general bond fund returned 11.23% at net asset value, according to Lipper, Inc., while the Lehman Brothers Government/Credit Bond Index returned 4.19%.


[Photos of Barry Evans and Jeff Given, flush right at top of page.]


Playing defense

The main theme in the portfolio during the year was a shift toward a more defensive position in anticipation of rising interest rates. Our efforts to lower the portfolio's risk profile included trading up in credit quality, reducing the portfolio's sensitivity to interest rates and trimming our exposure to preferred stocks.

Unfortunately, as lower-quality bonds continued to outperform and interest rates remained relatively stable, our more conservative positioning caused the portfolio's return to lag its peer group average. Most of the funds in the Lipper group owned substantially higher positions in lower-quality bonds than the portfolio, and a number of these funds also held foreign bonds, which benefited significantly from the decline in the U.S. dollar. Despite the negative impact on relative performance, we believe that taking some risk off the table was a prudent strategy given the economic and market conditions.

"The main theme in the portfolio
 during the year was a shift
 toward a more defensive position
 in  anticipation of rising
 interest rates."

Upgrading credit quality

A key part of our defensive strategy was reducing the portfolio's overall credit risk. The outperformance of lower-quality corporate bonds in recent years has elevated valuations in this segment of the market. Although the portfolio still has a meaningful position in lower-rated bonds, we selectively sold some of our below-investment-grade corporate securities during the past year and replaced them with higher-quality corporate bonds.

For example, we sold our holdings of Delta Air Lines and retailer Toys R Us, two below-investment-grade credits that face significant challenges. Delta managed to avert bankruptcy after gaining concessions from its pilots, but we don't think the company is out of the woods yet. Toys R Us is spinning off its popular Babies R Us franchise, leaving a pure-play toy retailer that is struggling to compete with the major discount stores. To replace these bonds, we added solid investment-grade credits such as telecommunications giant BellSouth, beer producer Foster's and financial services firms Morgan Stanley and Wachovia.


[Table at top left-hand side of page entitled "Top five industry groups1." The first listing is Government-U.S. agencies 21%, the second is Government
- U.S. 8%, the third is Electric utilities 7%, the fourth is Telecommunication services 6%, and the fifth is Broadcasting & cable TV 6%.]


We also eliminated our exposure to tobacco-related bonds, including Altria (the parent company of Philip Morris) and Golden State Tobacco (bonds backed by California's share of the legal settlement between the major tobacco companies and 46 states). We decided to exit these positions because of the high degree of litigation risk associated with these securities.

Winners and losers among corporate bonds

One of the best performers in the portfolio during the year was XM Satellite Radio. The company's subscriber base continues to grow at a stronger-than-expected rate, and more car makers are installing XM products in their vehicles. In addition, we believe XM has better technology than its competitors. Another strong contributor to performance was Empresa Electrica Guacolda, an electric utility in Chile. The dollar-denominated Empresa securities benefited from the general outperformance of emerging-market bonds.


[Pie chart in middle of page with heading "Portfolio diversification1." The chart is divided into four sections (from top to right): Corporate bonds 68%, U.S. government & agencies 29%, Preferred stocks 2% and Foreign government bonds 1%.]


On the downside, Ford Motor Credit detracted from portfolio performance. Pension funding liabilities, disappointing product lineups and high cost structures weighed on all of the domestic auto makers, increasing the possibility of a credit-rating downgrade.

Reducing interest rate sensitivity

We began lowering the Fund's sensitivity to interest rates in early 2004 to protect the portfolio against the negative impact of rising interest rates. We accomplished this by trading out of some longer-term securities, which tend to suffer the biggest price declines when rates rise, and adding shorter-term bonds to the portfolio. This positioning helped neutralize the effects of leverage on the portfolio and reduced overall portfolio volatility.


[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Trump Casino Holdings followed by an up arrow with the phrase "Successful restructuring boosts bond values." The second listing is Beaver Valley Funding followed by an up arrow with the phrase "Lease obligation bond benefited from improving prospects at lessee First Energy." The third listing is Short-term bonds followed by a down arrow with the phrase "Yields soared and prices fell due to Fed rate hikes."]


Outlook

We expect interest rates to trend higher in 2005. The economy appears poised for moderate but steady growth, and accelerating inflation remains a threat. Therefore, we expect the Federal Reserve to continue raising short-term rates, though at the same gradual pace as in 2004. The futures market projects a federal funds rate -- currently at 2.25% -- to be 3.5% by the end of 2005. We believe that interest rates will rise across the board, with short-term rates rising more than long-term rates in response to the Fed's moves.

"...we will continue to seek out oppor
 tunities to upgrade the overall credit
 quality of the portfolio."

Given this outlook, we plan to maintain our current defensive positioning. Valuations among lower-quality, higher-yielding bonds are stretched to historically high levels, so we will continue to seek out opportunities to upgrade the overall credit quality of the portfolio. We also intend to keep the interest rate sensitivity of the portfolio relatively low, allowing it to hold up better in a rising interest rate environment.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 As a percentage of the Fund's portfolio on December 31, 2004.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
December 31, 2004

This schedule is divided into four main categories: bonds, preferred stocks, U.S. government and agencies securities and short-term investments. Bonds, preferred stocks and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
Bonds 102.04%                                                                                               $176,688,558
(Cost $169,208,550)

Aerospace & Defense 0.69%                                                                                      1,187,743
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)                   10.910% 08-15-14            D                550           2,750
Raytheon Co.,
Note                                                     8.300  03-01-10            BBB-           1,000       1,184,993

Agricultural Products 0.53%                                                                                      922,174
Corn Products International, Inc.,
Sr Note                                                  8.450  08-15-09            BBB-             795         922,174

Airlines 1.65%                                                                                                 2,856,361
American Airlines, Inc.,
Pass Thru Ctf Ser 2001-2 (L)                             7.858  10-01-11            A-             1,000       1,033,521
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A                                6.545  02-02-19            A-             1,585       1,574,858
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1C                               10.150  01-02-05            CCC+              32          31,709
Pass Thru Ctf Ser 1996-1D                                8.970  01-02-15            CCC+             284         216,273

Apparel Retail 0.34%                                                                                             590,488
Gap, Inc. (The),
Note (L)                                                10.300  12-15-08            BB+              485         590,488

Asset Management & Custody Banks 0.88%                                                                         1,526,235
Rabobank Capital Fund II,

Perpetual Bond (5.260% to 12-31-13
then variable) (S)                                       5.260  12-29-49            AA             1,500       1,526,235

Auto Parts & Equipment 0.98%                                                                                   1,700,379
American Axle & Manufacturing, Inc.,
Sr Note                                                  5.250  02-11-14            BBB              500         480,059
TRW Automotive, Inc.,
Sr Note (L)                                              9.375  02-15-13            BB-            1,052       1,220,320

See notes to
financial statements.

6


FINANCIAL STATEMENTS


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
Automobile Manufacturers 0.15%                                                                                  $259,021
General Motors Corp.,
Sr Deb                                                   8.375% 07-15-33            BBB-            $250         259,021

Brewers 0.57%                                                                                                    994,193
Fosters Financial Corp.,
Note (S)                                                 4.875  10-01-14            BBB+           1,000         994,193

Broadcasting & Cable TV 8.58%                                                                                 14,857,478
AT&T Broadband Corp.,
Gtd Note                                                 8.375  03-15-13            BBB              980       1,208,434
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)                             8.200  07-15-09            BBB-             905       1,046,100
Charter Communications Holdings II,
Sr Note                                                 10.250  09-15-10            CCC-           2,000       2,120,000
Clear Channel Communications, Inc.,
Note                                                     4.250  05-15-09            BBB-           1,000         989,880
Cox Enterprises, Inc.,
Note (S)                                                 7.875  09-15-10            BBB              365         410,967
Grupo Televisa S.A.,
Note (Mexico)                                            8.000  09-13-11            BBB-           1,835       2,124,012
Innova S. de R.L.,
Note (Mexico)                                            9.375  09-19-13            B+             1,500       1,706,250
Sr Note (Mexico)                                        12.875  04-01-07            B+                37          37,641
Paxson Communications Corp.,
Gtd Sr Sub Note                                         10.750  07-15-08            CCC            1,000       1,050,000
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada)                                  10.000  03-15-05            BB+              460         466,325
Shaw Communications, Inc.,
Sr Note (Canada)                                         8.250  04-11-10            BB+            1,000       1,137,500
TCI Communications, Inc.,
Sr Deb                                                   9.800  02-01-12            BBB              840       1,082,754
XM Satellite Radio, Inc.,
Sr Sec Note                                             12.000  06-15-10            CCC+             622         734,738
Sr Sec Note, Step Coupon
(Zero to 12-31-05, then 14.000%) (O)                      Zero  12-31-09            CCC+             728         742,877

Building Products 2.26%                                                                                        3,914,625
D.R. Horton, Inc.,
Note                                                     4.875  01-15-10            BB+              750         746,250
KB Home,
Sr Note                                                  5.750  02-01-14            BB+            1,000         990,000
Pulte Homes, Inc.,
Sr Note (L)                                              6.250  02-15-13            BBB-           1,000       1,063,837
Toll Brothers, Inc.,
Gtd Sr Note                                              6.875  11-15-12            BBB-           1,000       1,114,538

See notes to
financial statements.


7


FINANCIAL STATEMENTS


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
Casinos & Gaming 3.13%                                                                                        $5,411,538
Chukchansi Economic Development Auth,
Sr Note (G)(S)                                          14.500% 06-15-09            CCC+          $1,000       1,260,000
Mohegan Tribal Gaming Auth,
Sr Sub Note                                              7.125  08-15-14            B+               250         263,125
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B                                        9.750  04-01-10            B+               800         880,000
Premier Entertainment Biloxi,
1st Mtg Note                                            10.750  02-01-12            B-                25          27,313
Trump Casino Holdings,
LLC/Trump Casino Funding, Inc.,
Gtd Sr Sec 1st Mtg Note                                 12.625  03-15-10            CCC+             500         541,250
Waterford Gaming LLC,
Sr Note (S)                                              8.625  09-15-12            B+             1,355       1,449,850
Wynn Las Vegas LLC,
1st Mtg Note (S)                                         6.625  12-01-14            B+             1,000         990,000

Commodity Chemicals 1.23%                                                                                      2,136,050
Lyondell Chemical Co.,
Gtd Sec Note                                             9.500  12-15-08            B+             1,010       1,095,850
RPM International, Inc.,
Sr Note                                                  6.250  12-15-13            BBB            1,000       1,040,200

Consumer Finance 4.98%                                                                                         8,629,703
Capital One Financial Corp.,
Sr Note                                                  6.250  11-15-13            BBB-           1,000       1,075,188
CIT Group, Inc.,
Sr Note                                                  5.000  02-13-14            A                720         718,818
Ford Motor Credit Co.,
Note                                                     7.375  10-28-09            BBB-           1,925       2,076,436
General Motors Acceptance Corp.,
Note (L)                                                 7.250  03-02-11            BBB-           2,450       2,565,057
Household Finance Corp.,
Note                                                     6.375  10-15-11            A                615         679,204
HSBC Finance Corp.,
Sr Note                                                  6.750  05-15-11            A              1,350       1,515,000

Department Stores 0.76%                                                                                        1,311,025
Penney J.C. Co., Inc.,
Deb                                                      7.650  08-15-16            BB+            1,145       1,311,025

Diversified Banks 2.93%                                                                                        5,066,298
Bank of New York,
Cap Security (S)                                         7.780  12-01-26            A-               620         675,630

Barclays Bank Plc,
Perpetual Bond (6.860% to 6-15-32
then variable) (United Kingdom) (S)                      6.860  09-29-49            A+             1,580       1,776,862

See notes to
financial statements.


8


FINANCIAL STATEMENTS


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
Diversified Banks (continued)
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)                                8.375% 12-29-49            A2              $750        $821,925
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31
then variable) (United Kingdom)                          7.648  08-29-49            A                630         766,977
Wachovia Corp.,
Sub Note                                                 5.250  08-01-14            A-             1,000       1,024,904

Diversified Chemicals 1.91%                                                                                    3,313,800
NOVA Chemicals Corp.,
Note (Canada)                                            7.400  04-01-09            BB+            1,955       2,135,838
Potash Corp. of Saskatchewan, Inc.,
Note (Canada)                                            7.750  05-31-11            BBB+           1,000       1,177,962

Diversified Commercial Services 1.97%                                                                          3,417,371
Brascan Corp.,
Note (Canada)                                            5.750  03-01-10            A-             1,750       1,851,600
Hutchison Whampoa International Ltd.,
Gtd Note (United Kingdom) (S)                            6.500  02-13-13            A-               750         808,271
Sotheby's Holdings, Inc.,
Note                                                     6.875  02-01-09            BB-              750         757,500

Electric Utilities 9.26%                                                                                      16,039,240
AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999-A                                 9.000  01-02-17            BB+              377         428,355
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                                9.000  06-01-17            BB+              915       1,082,161
BVPS II Funding Corp.,
Collateralized Lease Bond                                8.890  06-01-17            BB+              700         845,250
CalEnergy Co., Inc.,
Sr Bond                                                  8.480  09-15-28            BBB-             525         690,559
El Paso Electric Co.,
1st Mtg Ser E                                            9.400  05-01-11            BBB            1,000       1,103,985
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                  8.625  04-30-13            BBB-             850         970,703
Exelon Generation Co., LLC,
Note                                                     5.350  01-15-14            A-             1,000       1,025,382
HQI Transelect Chile S.A.,
Sr Note (Chile)                                          7.875  04-15-11            A-             1,175       1,358,591
IPALCO Enterprises, Inc.,
Sr Sec Note                                              8.625  11-14-11            BB-              315         352,800
Midland Funding Corp. II,
Deb Ser B                                               13.250  07-23-06            BB-            2,220       2,448,871

See notes to
financial statements.


9


FINANCIAL STATEMENTS


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
Electric Utilities (continued)
MSW Energy Holdings, II LLC/MSW
Energy Finance Co. II, Inc.,
Sr Sec Note Ser B                                        7.375% 09-01-10            BB-             $750        $787,500
PNPP II Funding Corp.,
Deb                                                      9.120  05-30-16            BB+              471         554,061
PPL Capital Funding,
Gtd Sr Note Ser A                                        4.330  03-01-09            BBB-             500         494,180
System Energy Resources, Inc.,
Sec Bond (S)                                             5.129  01-15-14            BBB              500         500,410
TransAlta Corp.,
Note (Canada)                                            5.750  12-15-13            BBB-           2,000       2,059,504
TXU Corp.,
Sec Bond                                                 7.460  01-01-15            BBB              674         743,630
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond                                8.090  01-02-17            BBB-             536         593,298

Electrical Components & Equipment 0.94%                                                                        1,626,301
AMETEK, Inc.,
Sr Note                                                  7.200  07-15-08            BBB            1,500       1,626,301

Environmental Services 0.65%                                                                                   1,128,750
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B                                   10.000  08-01-09            B+             1,075       1,128,750

Food Retail 1.01%                                                                                              1,748,586
Delhaize America, Inc.,
Gtd Note (L)                                             8.125  04-15-11            BB+            1,500       1,748,586

Foreign Government 1.12%                                                                                       1,937,775
Colombia, Republic of,
Note (Colombia)                                         10.000  01-23-12            BB             1,000       1,155,000
Mexican States, United,
Global Med Term Note Ser A (Mexico)                      6.375  01-16-13            BBB-             735         782,775

Gas Utilities 1.97%                                                                                            3,406,601
Duke Capital LLC,
Sr Note                                                  8.000  10-01-19            BBB-             750         915,254
Kinder Morgan Energy Partners,
Sr Note                                                  5.000  12-15-13            BBB+           1,345       1,343,998
Magellan Midstream Partners, L.P.,
Note                                                     6.450  06-01-14            BBB              590         638,030
NorAm Energy Corp.,
Deb                                                      6.500  02-01-08            BBB              475         509,319

Health Care Facilities 0.67%                                                                                   1,156,802
HCA, Inc.,
Note                                                     8.750  09-01-10            BB+            1,012       1,156,802

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
Health Care Services 0.84%                                                                                    $1,455,404
Wellpoint, Inc.,
Note (S)                                                 5.000% 12-15-14            BBB+          $1,460      $1,455,404

Highways & Railtracks 1.58%                                                                                    2,727,518
CSX Corp.,
Sr Note                                                  4.875  11-01-09            BBB            2,000       2,039,862
TFM S.A. de C.V.,
Gtd Sr Disc Deb (Mexico)                                11.750  06-15-09            B                675         687,656

Hotels, Resorts & Cruise Lines 2.77%                                                                           4,792,551
Harrah's Operating Co., Inc.,
Gtd Sr Note                                              8.000  02-01-11            BBB-             735         853,672
Gtd Sr Note                                              5.500  07-01-10            BBB-             720         745,290
Hyatt Equities LLC,
Note (S)                                                 6.875  06-15-07            BBB            1,050       1,104,745
Meditrust,
Note                                                     7.000  08-15-07            BB-            1,700       1,795,625
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd Sr Note                                              7.375  05-01-07            BB+              275         293,219

Industrial Conglomerates 1.05%                                                                                 1,824,804
Bombardier, Inc.,
Note (Canada) (S)                                        6.750  05-01-12            BB               500         458,750
Vedanta Resources Plc,
Sr Note (United Kingdom) (S)                             6.625  02-22-10            BB               760         769,054
Waste Services, Inc.,
Sr Sub Note (L) (S)                                      9.500  04-15-14            CCC              600         597,000

Industrial Machinery 1.81%                                                                                     3,125,235
Kennametal, Inc.,
Sr Note                                                  7.200  06-15-12            BBB            1,385       1,539,060
Manitowoc Co., Inc., (The)
Sr Note                                                  7.125  11-01-13            B+               500         541,250
Trinity Industries Leasing Co.,
Pass Thru Ctf (S)                                        7.755  02-15-09            Ba1              980       1,044,925

Investment Banking & Brokerage 0.74%                                                                           1,289,647
Citigroup, Inc.,
Sub Note                                                 6.000  10-31-33            A+               540         558,841
Morgan Stanley,
Sub Note                                                 4.750  04-01-14            A                750         730,806

IT Consulting & Other Services 0.86%                                                                           1,484,059
NCR Corp.,
Note                                                     7.125  06-15-09            BBB-             375         414,059
Unisys Corp.,
Sr Note                                                  6.875  03-15-10            BB+            1,000       1,070,000

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
Leisure Facilities 0.46%                                                                                        $798,875
Cinemark USA, Inc.,
Sr Sub Note                                              9.000% 02-01-13            B-              $700         798,875

Leisure Products 0.78%                                                                                         1,356,113
Brunswick Corp.,
Note                                                     5.000  06-01-11            BBB+           1,000       1,027,613
K2 Corp.,
Sr Note (S)                                              7.375  07-01-14            BB               300         328,500

Metal & Glass Containers 1.27%                                                                                 2,197,500
BWAY Corp.,
Sr Sub Note                                             10.000  10-15-10            B-               500         520,000
Owens-Brockway Glass Container, Inc.,
Gtd Sr Sec Note                                          8.750  11-15-12            BB-            1,000       1,127,500
Gtd Sr Sec Note                                          8.250  05-15-13            B                500         550,000

Multi-Line Insurance 0.63%                                                                                     1,085,974
Assurant, Inc.,
Note                                                     5.625  02-15-14            BBB+             490         506,047
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)                                         7.625  11-15-23            AA               470         579,927

Multi-Media 1.17%                                                                                              2,020,736
News America Holdings, Inc.,
Gtd Sr Deb                                               8.250  08-10-18            BBB-             510         632,354
Time Warner, Inc.,
Deb                                                      9.125  01-15-13            BBB+           1,080       1,388,382

Office Services & Supplies 1.51%                                                                               2,612,313
Office Depot, Inc.,
Sr Note                                                  6.250  08-15-13            BBB-           1,500       1,600,581
Steelcase, Inc.,
Sr Note                                                  6.375  11-15-06            BBB-             980       1,011,732

Oil & Gas Exploration & Production 5.45%                                                                       9,443,834
Alberta Energy Co. Ltd.,
Note (Canada)                                            8.125  09-15-30            A-               685         888,100
Gazprom,
Loan Part Note (Russia) (L)(S)                           9.625  03-01-13            BB-            1,000       1,180,000
Grant Prideco Escrow Corp.,
Sr Note Ser B                                            9.000  12-15-09            BB-              500         553,750
Occidental Petroleum Corp.,
Sr Deb                                                  10.125  09-15-09            BBB+           1,102       1,360,274
Pemex Project Funding Master Trust,
Gtd Note (Mexico)                                        9.125  10-13-10            BBB-           1,065       1,276,935
Plains Exploration & Production Co.,
Sr Note (L)                                              7.125  06-15-14            BB-              500         545,000

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
Oil & Gas Exploration & Production (continued)
Salton Sea Funding Corp.,
Sr Sec Note Ser C                                        7.840% 05-30-10            BB+           $1,760      $1,908,901
TEPPCO Partners, L.P.,
Gtd Sr Note                                              7.625  02-15-12            BBB            1,500       1,730,874

Oil & Gas Refining & Marketing 0.58%                                                                           1,008,870
Enterprise Products Operations L.P.,
Sr Note (S)                                              5.600  10-15-14            BB+            1,000       1,008,870

Other Diversified Financial Services 1.27%                                                                     2,192,857
Glencore Funding LLC,
Gtd Note (S)                                             6.000  04-15-14            BBB            1,365       1,320,607
Humpuss Funding Corp.,
Note (S)                                                 7.720  12-15-09            B2               204         192,145
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17
then variable) (Australia) (S)                           8.485  12-31-49            BBB+             595         680,105

Paper Packaging 0.80%                                                                                          1,391,125
Stone Container Corp.,
Sr Note                                                  9.750  02-01-11            B                275         301,125
Sr Note                                                  8.375  07-01-12            B              1,000       1,090,000

Paper Products 3.23%                                                                                           5,599,794
Abitibi-Consolidated Co.,
Gtd Sr Note (Canada)                                     6.950  12-15-06            BB             2,000       2,075,000
International Paper Co.,
Note                                                     5.850  10-30-12            BBB            2,000       2,131,044
MDP Acquisitions Plc,
Sr Note (Ireland)                                        9.625  10-01-12            B              1,250       1,393,750

Pharmaceuticals 1.90%                                                                                          3,292,891
Medco Health Solutions, Inc.,
Sr Note (L)                                              7.250  08-15-13            BBB            1,550       1,733,906
Wyeth,
Note                                                     5.500  03-15-13            A              1,500       1,558,985

Property & Casualty Insurance 0.59%                                                                            1,025,196
Ohio Casualty Corp.,
Note                                                     7.300  06-15-14            BB               750         807,147
URC Holdings Corp.,
Sr Note (S)                                              7.875  06-30-06            AA-              205         218,049

Publishing 0.26%                                                                                                 450,628
Dex Media West,
Sr Sub Note                                              9.875  08-15-13            B                391         450,628

See notes to
financial statements.


13


FINANCIAL STATEMENTS


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
Real Estate Investment Trusts 1.45%                                                                           $2,499,938
Healthcare Realty Trust, Inc.,
Sr Note                                                  8.125% 05-01-11            BBB-            $165         192,212
iStar Financial, Inc.,
Sr Note                                                  7.000  03-15-08            BBB-             785         845,292
ProLogis Trust,
Sr Note                                                  7.050  07-15-06            BBB+             490         514,887
TriNet Corporate Realty Trust, Inc.,
Sr Note                                                  7.700  07-15-17            BB+              600         691,922
Ventas Realty L.P.,
Sr Note (S)                                              6.625  10-15-14            BB               250         255,625

Real Estate Management & Development 0.79%                                                                     1,374,262
Post Apartment Homes,
Sr Note                                                  5.125  10-12-11            BBB              830         831,297
Socgen Real Estate Co. LLC,
Perpetual Bond Ser A (7.640% to
09-30-07 then variable) (S)                              7.640  12-29-49            A                495         542,965

Regional Banks 0.95%                                                                                           1,644,399
Greater Bay Bancorp,
Sr Note Ser B                                            5.250  03-31-08            BBB-             540         554,031
NB Capital Trust IV,
Gtd Cap Security                                         8.250  04-15-27            A-               980       1,090,368

Telecommunication Services 8.94%                                                                              15,476,171
AT&T Corp.,
Sr Note                                                  9.050  11-15-11            BB+            1,740       2,003,175
BellSouth Corp.,
Bond                                                     5.200  09-15-14            A                350         356,728
Deb                                                      6.300  12-15-15            A              1,109       1,206,269
Deutsche Telekom International Finance B.V.,
Bond (Coupon rate step up/down
on rating) (Netherlands)                                 8.500  06-15-10            BBB+             950       1,131,804
France Telecom S.A.,
Note (France)                                            8.500  03-01-11            BBB+           1,150       1,371,838
Qwest Capital Funding, Inc.,
Gtd Note (L)                                             7.000  08-03-09            B              1,700       1,678,750
SBC Communications, Inc.,
Note                                                     5.100  09-15-14            A                830         837,714
Sprint Capital Corp.,
Gtd Sr Bond                                              7.625  01-30-11            BBB-           1,000       1,161,039
Note                                                     6.875  11-15-28            BBB-             820         897,725
Telecom Italia Capital,
Gtd Note (Luxembourg) (S)                                4.950  09-30-14            BBB+           1,500       1,469,609

See notes to
financial statements.


14


FINANCIAL STATEMENTS


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
Telecommunication Services (continued)
Telefonos de Mexico S.A. de C.V.,
Note (Mexico)                                            4.500% 11-19-08            BBB-          $1,750      $1,761,662
Telus Corp.,
Note (Canada)                                            8.000  06-01-11            BBB            1,350       1,599,858

Telecommunications Equipment 0.84%                                                                             1,451,491
Corning, Inc.,
Med Term Note                                            8.300  04-04-25            BB+            1,150       1,210,266
Note                                                     6.300  03-01-09            BB+              230         241,225

Thrifts & Mortgage Finance 6.37%                                                                              11,030,215
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003-IA1 Class A-4                     4.965  11-25-33            AAA            2,000       2,031,159
Bear Stearns Commercial Mortgage
Securities, Inc.,
Commercial Sub Bond Ser 2004-ESA
Class C (S)                                              4.937  05-14-16            AA             1,000       1,022,472
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5                       8.100  08-15-25            AAA              211         224,917
Countrywide Alternative Loan Trust,
Mtg Asset Backed Pass Thru Ctf
Ser 2004-24CB                                            6.000  11-25-34            AAA            1,273       1,308,256
Credit-Based Asset Servicing and
Securitization LLC,
Mtg Asset Backed Ctf
Ser 2004-CB4 Class A3                                    4.632  05-25-35            AAA            1,000       1,013,276
Deutsche Mortgage & Asset
Receiving Corp.,
Commercial Mtg Pass-Thru Ctf
Ser 1998-C1 Class C                                      6.861  06-15-31            A2               400         433,692
DLJ Mortgage Acceptance Corp.,
Commercial Mortgage Pass Thru
Ctf Ser 1996-CF1 Class B1 (S)                            8.354  03-13-28            A              1,465       1,537,693
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)                         5.098  01-15-34            BBB            2,000       2,003,440
Sub Bond Ser 2004-2A Class D (S)                         5.093  12-15-14            Baa2             385         382,955
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C (S)                          6.600  09-15-10            BBB            1,000       1,072,355

Tobacco 0.61%                                                                                                  1,050,000
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                  10.625  09-01-08            B              1,000       1,050,000

Trucking 0.33%                                                                                                   569,370
CNF, Inc.,
Sr Deb Ser B                                             6.700  05-01-34            BBB-             535         569,370

See notes to
financial statements.


15


FINANCIAL STATEMENTS


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
Wireless Telecommunication Service 3.05%                                                                      $5,278,251
America Movil S.A. de C.V.,
Gtd Note (Mexico) (S)                                    5.750% 01-15-15            BBB-          $1,225       1,222,206
AT&T Wireless Services , Inc.,
Sr Note                                                  8.125  05-01-12            A              1,475       1,783,045
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (S)                             9.750  01-30-08            BB-              350         369,250
Nextel Communications, Inc.,
Sr Note                                                  7.375  08-01-15            BB             1,250       1,375,000
Rogers Wireless, Inc.
Sr Sub Note (Canada) (S)                                 8.000  12-15-12            B+               500         528,750


                                                                                    Credit
Issuer, description                                                                 rating (A)    Shares           Value


Preferred stocks 2.43%                                                                                        $4,204,023
(Cost $4,081,298)

Agricultural Products 0.59%                                                                                    1,017,188
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                     BB+           12,500       1,017,188

Diversified Banks 0.61%                                                                                        1,046,835
Abbey National Plc, 7.375% (United Kingdom)                                         A-            38,700       1,046,835

Electric Utilities 0.63%                                                                                       1,096,600
Ameren Corp., 9.75%, Conv                                                           BBB+          20,000         575,200
DTE Energy Co., 8.75%, Conv                                                         BBB           20,000         521,400

Gas Utilities 0.60%                                                                                            1,043,400
KeySpan Corp., 8.75%, Conv                                                          A             20,000       1,043,400


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
U.S. government and agencies securities 42.66%                                                               $73,867,687
(Cost $73,486,829)

Government U.S. 11.36%                                                                                        19,675,398
United States Treasury,
Bond (L)                                                 9.125% 05-15-18            AAA             $555         807,221
Bond (L)                                                 5.375  02-15-31            AAA            2,725       2,946,619
Note (L)                                                 4.250  11-15-14            AAA           15,880      15,921,558

Government U.S. Agency 31.30%                                                                                 54,192,289
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                      4.500  08-01-19            AAA              968         965,389
15 Yr Pass Thru Ctf                                      4.500  11-01-19            AAA            1,194       1,191,157
20 Yr Pass Thru Ctf                                     11.250  01-01-16            AAA               46          50,280

See notes to
financial statements.


16


FINANCIAL STATEMENTS


                                                      Interest  Maturity            Credit     Par value
Issuer, description                                       rate      date            rating (A)     (000)           Value
Government U.S. Agency (continued)
30 Yr Pass Thru Ctf                                      6.000% 08-01-34            AAA          $19,822     $20,487,324
30 Yr Pass Thru Ctf                                      6.000  09-01-34            AAA              777         802,565
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                      7.500  02-01-08            AAA               18          18,731
15 Yr Pass Thru Ctf                                      7.000  09-01-10            AAA               52          55,077
15 Yr Pass Thru Ctf                                      7.000  10-01-12            AAA               21          22,777
15 Yr Pass Thru Ctf                                      7.000  02-01-16            AAA            1,465       1,553,542
15 Yr Pass Thru Ctf                                      7.000  04-01-17            AAA               71          75,089
15 Yr Pass Thru Ctf                                      4.500  10-01-19            AAA            1,228       1,223,666
30 Yr Pass Thru Ctf                                      6.500  11-01-34            AAA              993       1,041,785
30 Yr Pass Thru Ctf                                      6.000  12-01-33            AAA            6,647       6,875,959
30 Yr Pass Thru Ctf                                      6.000  01-01-34            AAA            8,978       9,287,455
30 Yr Pass Thru Ctf                                      6.000  08-01-34            AAA            4,196       4,340,854
30 Yr Pass Thru Ctf                                      5.500  04-01-33            AAA               22          22,759
30 Yr Pass Thru Ctf                                      5.500  05-01-34            AAA            1,165       1,183,867
CMO REMIC 2003-17-QT                                     5.000  08-25-27            AAA            1,595       1,614,007
Financing Corp.,
Bond                                                     9.400  02-08-18            AAA              785       1,124,732
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                     10.000  11-15-20            AAA               11          11,731
30 Yr Pass Thru Ctf                                      9.500  11-15-19            AAA                8           8,874
30 Yr Pass Thru Ctf                                      9.500  01-15-21            AAA               11          12,557
30 Yr Pass Thru Ctf                                      9.500  02-15-25            AAA               13          14,831
30 Yr Pass Thru Ctf                                      6.500  06-15-34            AAA            2,095       2,207,281


                                                                                    Interest   Par value
Issuer, description, maturity date                                                  rate           (000)           Value
Short-term investments 0.51%                                                                                    $883,000
(Cost $883,000)

Joint Repurchase Agreement 0.51%                                                                                 883,000
Investment in a joint repurchase
agreement transaction with
Morgan Stanley -- Dated 12-31-04,
due 01-03-05 (secured by U.S.
Treasury Inflation Indexed Bond
3.875% due 04-15-29)                                                              1.600%        $883,000         883,000

Total investments 147.64%                                                                                   $255,643,268

Other assets and liabilities, net (47.64%)                                                                  ($82,485,016)

Total net assets 100.00%                                                                                    $173,158,252

See notes to
financial statements.


17


FINANCIAL STATEMENTS

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of December 31, 2004.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $34,778,460 or 20.08% of the Fund's net assets as of
    December 31, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

December 31, 2004
(unaudited)

This table shows the
Fund's investments,
aggregated by
various industries.

Industry distribution        Value as a percentage of Fund's total investments
------------------------------------------------------------------------------
Aerospace & defense                                                      0.47%
Agricultural products                                                    0.76
Airlines                                                                 1.12
Apparel retail                                                           0.23
Asset management & custody banks                                         0.60
Auto parts & equipment                                                   0.67
Automobile manufacturers                                                 0.10
Brewers                                                                  0.39
Broadcasting & cable TV                                                  5.81
Building products                                                        1.53
Casinos & gaming                                                         2.12
Commodity chemicals                                                      0.84
Consumer finance                                                         3.38
Department stores                                                        0.51
Diversified banks                                                        2.39
Diversified chemicals                                                    1.30
Diversified commercial services                                          1.34
Electric utilities                                                       6.70
Electrical components & equipment                                        0.64
Environmental services                                                   0.44
Food retail                                                              0.68
Foreign government                                                       0.76
Gas utilities                                                            1.74
Government U.S.                                                          7.70
Government U.S. agency                                                  21.20
Health care facilities                                                   0.45
Health care services                                                     0.57
Highways & railtracks                                                    1.07
Hotels, resorts & cruise lines                                           1.88
Industrial conglomerates                                                 0.71
Industrial machinery                                                     1.22
Investment banking & brokerage                                           0.50
IT consulting & other services                                           0.58
Leisure facilities                                                       0.31
Leisure products                                                         0.53
Metal & glass containers                                                 0.86
Multi-line insurance                                                     0.42
Multi-media                                                              0.79
Office services & supplies                                               1.02
Oil & gas exploration & production                                       3.69
Oil & gas refining & marketing                                           0.39
Other diversified financial services                                     0.86
Paper packaging                                                          0.54
Paper products                                                           2.19
Pharmaceuticals                                                          1.29
Property and casualty insurance                                          0.40
Publishing                                                               0.18
Real estate investment trusts                                            0.98
Real estate management & development                                     0.54
Regional banks                                                           0.64
Telecommunication services                                               6.05
Telecommunications equipment                                             0.57
Thrifts & mortgage finance                                               4.31
Tobacco                                                                  0.41
Trucking                                                                 0.22
Wireless telecommunication service                                       2.06
Short-term investments                                                   0.35

Total investments                                                      100.00%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

December 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for each
common share.


Assets
Investments at value (cost $247,659,677) including
$27,507,327 of securities loaned                                 $255,643,268
Cash                                                                      162
Cash segregated for futures contracts                                 501,250
Receivable for shares sold                                            311,779
Interest receivable                                                 3,376,998
Other assets                                                           15,013

Total assets                                                      259,848,470

Liabilities
Payable for futures variation margin                                  187,888
Payable to affiliates
Management fees                                                       354,698
Other                                                                   7,945
Other payable and accrued expenses                                    124,033

Total liabilities                                                     674,564

Auction Preferred Shares (APS) Series A, at value, unlimited number of shares of beneficial interest authorized with
no par value, 1,720 shares issued, liquidation preference
of $25,000 per share                                               43,007,827

APS Series B, at value, unlimited number of shares of
beneficial interest authorized with no par value,
1,720 shares issued, liquidation preference
of $25,000 per share                                               43,007,827

Net assets
Common shares capital paid-in                                     167,750,954
Accumulated net realized loss on investments, financial
futures contracts and options                                      (2,477,713)
Net unrealized appreciation of investments and financial
futures contracts                                                   7,850,814
Accumulated net investment income                                      34,197

Net assets applicable to common shares                           $173,158,252

Net asset value per common share
Based on 8,160,880 common shares outstanding --
20 million shares authorized with no par value                         $21.22

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
December 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                          $15,414,916
Dividends                                                             441,014
Securities lending                                                     51,737

Total investment income                                            15,907,667

Expenses
Investment management fees                                          1,369,752
APS auction fees                                                      236,294
Custodian fees                                                         76,389
Transfer agent fees                                                    71,283
Accounting and legal services fees                                     68,035
Printing                                                               54,155
Professional fees                                                      44,842
Miscellaneous                                                          43,512
Registration and filing fees                                           23,926
Trustees' fees                                                         14,783
Interest                                                                3,128
Security lending fees                                                   1,643

Total expenses                                                      2,007,742

Net investment income                                              13,899,925

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                           953,171
Financial futures contracts                                        (2,093,220)
Options                                                               (31,600)

Change in net unrealized appreciation (depreciation) of
Investments                                                          (420,724)
Financial futures contracts                                          (171,125)

Net realized and unrealized loss                                   (1,763,498)

Distributions to APS Series A                                        (652,357)
Distributions to APS Series B                                        (652,774)

Increase in net assets from operations                            $10,831,296

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

                                                    Year          Year
                                                   ended         ended
                                                12-31-03      12-31-04

Increase in net assets
From operations

Net investment income                        $10,991,576   $13,899,925
Net realized gain (loss)                       4,125,672    (1,171,649)
Change in net unrealized
appreciation (depreciation)                    5,201,422      (591,849)
Distributions to APS Series A and B 1           (164,641)   (1,305,131)

Increase in net assets resulting
from operations                               20,154,029    10,831,296

Distributions to common shareholders
From net investment income                   (11,408,065)  (13,527,084)
From net realized gains                       (4,815,418)           --
                                             (16,223,483)  (13,527,084)
From Fund share transactions                     663,868     1,256,063

Net assets
Beginning of period                          170,003,563   174,597,977

End of period 2                             $174,597,977  $173,158,252

1 APS Series A and B were issued on 11-4-03.

2 Includes accumulated (distributions in excess of) net investment income of ($9,826) and $34,197, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                          12-31-00 1  12-31-01 1,2  12-31-02 1  12-31-03    12-31-04
Per share operating performance
Net asset value,
beginning of period                                     $20.11      $20.79        $20.98      $21.21      $21.55
Net investment income 3                                   1.42        1.32          1.20        1.37        1.71
Net realized and unrealized
gain (loss) on investments                                0.68        0.21          0.25        1.14       (0.21)
Distributions to APS Series A and B 4                       --          --            --       (0.02)      (0.16)
Total from
investment operations                                     2.10        1.53          1.45        2.49        1.34
Less distributions
to common shareholders
From net investment income                               (1.42)      (1.34)        (1.22)      (1.42)      (1.67)
From net realized gains                                     --          --            --       (0.60)         --
                                                         (1.42)      (1.34)        (1.22)      (2.02)      (1.67)
Capital charges
Offering costs and underwriting
discounts related to APS                                    --          --            --       (0.13)         --
Net asset value, end of period                          $20.79      $20.98        $21.21      $21.55      $21.22
Per share market value,
end of period                                           $19.25      $19.04        $19.12      $19.98      $22.46
Total return at market value 5 (%)                       25.75        5.96          6.89       15.29       21.60

Ratios and supplemental data
Net assets applicable to common
shares, end of period (in millions)                       $165        $167          $170        $175        $173
Ratio of expenses
to average net assets (%)                                 0.83        0.82          0.84        0.88 6      1.16 6
Ratio of net investment income
to average net assets (%)                                 6.97        6.20          5.74        6.25 7      8.03 7
Portfolio turnover (%)                                     247         300           314         245         128

Senior securities
Total APS Series A outstanding (in millions)                --          --            --         $43         $43
Total APS Series B outstanding (in millions)                --          --            --         $43         $43
Involuntary liquidation preference APS
Series A per unit (in thousands)                            --          --            --         $25         $25
Involuntary liquidation preference APS
Series B per unit (in thousands)                            --          --            --         $25         $25
Average market value per unit
(in thousands)                                              --          --            --         $25         $25
Asset coverage per unit 8                                   --          --            --     $74,836     $74,713

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

Notes to Financial Highlights

1 Audited by previous auditor.

2 As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001, was to decrease net investment income per share by $ 0.02, increase net realized and unrealized gain per share by $0.02 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.31%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

3 Based on the average shares outstanding.

4 APS Series A and B were issued on 11-4-03.

5 Assumes dividend reinvestment.

6 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of expenses would have been 0.82% and 0.77% for the years ended 12-31-03 and 12-31-04, respectively.

7 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of net investment income would have been 5.81% and 5.36% for the years ended 12-31-03 and 12-31-04, respectively.

8 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Investors Trust (the "Fund") is a closed-end diversified management investment company registered under the Investment Company Act of 1940.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Ex change Commission, the Fund, along with other registered investment companies having a man age ment contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net rea l ized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward deliv ery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded.

Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put op tion, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract's terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities. The Fund had no written option transactions during the year ended December 31, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2004, the Fund loaned securities having a market value of $27,507,327 collateralized by securities in the amount of $28,224,488. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On December 31, 2004, the Fund had deposited $501,250 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on December 31, 2004:

                             NUMBER OF                           APPRECIATION
OPEN CONTRACTS               CONTRACTS   POSITION   EXPIRATION  (DEPRECIATION)
------------------------------------------------------------------------------
U.S. 20-Year Treasury Bond   100         Short      March 05        ($111,638)
U.S. 10-Year Treasury Note   375         Short      March 05           47,180
U.S. 10-Year Treasury Note   50          Short      March 05          (68,319)
------------------------------------------------------------------------------
                                                                    ($132,777)

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,668,465 of a capital loss carryforward, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distribution will be made. The entire amount of the loss carryforward expires December 31, 2012.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended Decem ber 31, 2003, the tax char ac ter of distributions paid was as follows: ordinary income $14,361,583 and long-term capital gains $2,026,541. For the year ended Decem ber 31, 2004, the tax character of distributions paid was as follows: ordinary income $14,832,215. As of December 31, 2004, the components of distributable earnings on a tax basis in cluded $60,386 of undistributed ordinary in come.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the

Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund's average daily net asset value and the value attributable to the Auction Preferred Shares (collectively, "managed assets"), (b) 0.375% of the next $50,000,000,
(c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund's average daily managed assets in excess of $300,000,000.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $68,035. The Fund also paid the Adviser the amount of $784 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund common shares distributions reinvested, offering costs and underwriting discount charged to capital paid-in, reclassification of capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.


                                 Year ended 12-31-03           Year ended 12-31-04
                              Shares          Amount        Shares          Amount
Beginning of period        8,015,867    $166,689,302     8,102,295    $167,056,970
Distributions reinvested      86,428       1,731,668        58,585       1,226,299
Offering costs and
underwriting discount
related to Auction
Preferred Shares                  --      (1,067,800)           --          29,764
Reclassification of
capital accounts                  --        (296,200)           --        (562,079)
End of period              8,102,295    $167,056,970     8,160,880    $167,750,954


Auction preferred shares

The Fund issued a total of 3,440 Auction Preferred Shares: 1,720 shares of Series A Auction Preferred Shares and 1,720 shares of Series B Auction Preferred Shares (collectively, the "Preferred Shares" or "APS") on November 4, 2003 in a public offering. The offering costs of $178,036 and the underwriting discount of $860,000 have been charged to capital paid-in of common shares.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction. Dividend rates on APS Series A ranged from 1.00% to 2.65% and Series B from 1.00% to 2.67% during the year ended December 31, 2004. Accrued dividends on APS are included in the value of APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2004, aggregated $255,467,290 and $262,305,434, respectively. Purchases and proceeds from maturities of obligations of the U.S. government aggregated $67,906,958 and $61,609,069, respectively, during the year ended December 31, 2004.

The cost of investments owned on December 31, 2004, including short-term investments, for federal income tax purposes was $248,711,746. Gross unrealized appreciation and depreciation of investments aggregated $8,541,766 and $1,610,244, respectively, resulting in net unrealized appreciation of $6,931,522. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

Note E
Reclassification
of accounts

During the year ended December 31, 2004, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $414,234, an increase in accumulated net investment income of $976,313 and a decrease in capital paid-in of $562,079. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and amortization of premiums and accretion of discounts on debt securities. The calculation of net investment in come per share in the Fund's Financial Highlights excludes these adjustments.

AUDITORS'
REPORT

Report of
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Investors Trust,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Investors Trust (the "Fund") at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2002, were audited by other independent auditors, whose report dated February 7, 2003, expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 17, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2004.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2004, 1.05% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form
1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for the calendar year 2004.

Investment
objective
and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on January 29, 1971, and are publicly traded on the New York Stock Exchange. The Fund's primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the Fund's assets are invested in a diversified portfolio of debt securities, some of which may carry equity features. Up to 50% of the value of the Fund's assets may be invested in restricted securities acquired through direct placement. The Fund may also invest in repurchase agreements. The Fund may issue a single class of senior securities not to exceed 3313% of the market or fair value of its net assets and may borrow from banks as a temporary measure for emergency purposes in amounts not to exceed 5% of its total assets taken at cost. The Fund may lend portfolio securities not to exceed 3313% of total assets.

By-laws

In November 2002, the Board of Trustees adopted several amendments to the Fund's by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year's annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures, which must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

On August 21, 2003, shareholders approved the amendment of the Fund's by-laws, effective August 26, 2003, to provide for the issuance of preferred shares. Effective March 9, 2004, the Trustees approved additional changes to conform the Fund's maximum dividend rate on the preferred shares with the rate used by other John Hancock funds.

On September 14, 2004, the Trustees approved an amendment to the Fund's by-laws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Financial futures
contracts and options

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund's ability to hedge successfully will depend on the Adviser's ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist. In addition, the Fund could be prevented from opening, or realizing the benefits of closing out, a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund's futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund's total assets.

Dividends and
distributions

The Fund pays quarterly dividends from net investment income and intends to distribute any available net realized capital gains annually. All distributions are paid in cash unless the shareholder elects to participate in the Dividend Reinvestment Plan.

During the year ended December 31, 2004, the Fund paid to shareholders dividends from net investment income totaling $1.665 per share. The dates of payment and the amounts per share are as follows:

                          INCOME
PAYMENT DATE            DIVIDEND
--------------------------------
March 31, 2004            $0.410
June 30, 2004              0.420
September 30, 2004         0.420
December 31, 2004          0.415

Dividend
reinvestment plan

The Fund offers its common shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Any holder of common shares of record of the Fund may elect to participate in the Plan and receive the Fund's common shares in lieu of all or a portion of the cash dividends. The Plan is available to all common shareholders without charge. Mellon Investor Services (the "Plan Agent") will act as agent for participating shareholders.

Shareholders may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com showing an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent prior to the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Board of Trustees of the Fund will declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in the Fund's common shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend otherwise payable to such shareholder on shares included under the Plan, by the per share net asset value of the common shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder by 95% of the market price per share of the common shares on the payment date. The market price of the common shares on a particular date shall be the mean between the highest and lowest sales price on the New York Stock Exchange on that date. Net asset value will be determined in accordance with the established procedures of the Fund. However, if as of such payment date the market price of the common shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to four decimal places, will be credited to the shareholder's account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Plan Agent in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend that the shareholder has elected to reinvest and the number of shares acquired with such dividend.

Participation in the Plan may be terminated at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site, and such termination will be effective immediately. However, notice of termination must be received prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of common shares held by the Plan Agent. A shareholder will receive a cash payment for any fractional share held.

The reinvestment of dividends will not relieve participants of any federal, state or local income tax, which may be due with respect to such dividend. Dividends reinvested in common shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for common shares of the Fund on the New York Stock Exchange as of the dividend payment date. Distributions from the Fund's long-term capital gains will be processed as noted above for those electing to reinvest in common shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, New Jersey 07606-1938
(telephone 1-800-852-0218).

Shareholder
communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             2004                49
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

Richard P. Chapman, Jr., 2 Born: 1935                                                       1975                39
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1991                39
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance) (until 2004); Director, Hudson City Savings Bank
(since 1995); Director, Hudson City Bancorp (since 1999); Trustee, Scholarship
Fund for Inner City Children (since 1986).

John A. Moore, 2 Born: 1939                                                                 1996                49
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         1996                49
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).


35


Non-Independent Trustees 3

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
James A. Shepherdson, Born: 1952                                                            2004                49
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation (since 2004);
Director, President and Chief Executive Officer, John Hancock Advisers, LLC
(the "Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC ("John Hancock Funds"); President, Director and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp");
Director, Chairman and President, NM Capital Management, Inc.; President,
John Hancock Retirement Services, John Hancock Life Insurance Company
(until 2004); Chairman, Essex Corporation (until 2004); Co-Chief Executive
Officer, MetLife Investors Group (until 2003); Senior Vice President,
AXA/Equitable Insurance Company (until 2000).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1984
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Director, Senior
Vice President and Secretary, NM Capital Management, Inc.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and registrar

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Transfer agent for APS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Stock symbol

Listed New York Stock
Exchange:
JHI

For shareholder assistance
refer to page 35


How to contact us

Internet   www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives     1-800-852-0218
          Portfolio commentary                 1-800-344-7054
          24-hour automated information        1-800-843-0090
          TDD line                             1-800-231-5469


A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]


1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS

P500A  12/04
        2/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, December 31, 2004, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $31,000 for the fiscal year ended December 31, 2003 and $32,500 for the fiscal year ended December 31, 2004. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended December 31, 2003 and fiscal year ended December 31, 2004 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $4,000 for the fiscal year ended December 31, 2003 and $4,200 for the fiscal year ended December 31, 2004. The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

The all other fees billed to the registrant for products and services provided by the principal accountant were none for the fiscal year ended December 31, 2003 and $5,000 for the fiscal year ended December 31, 2004. There were no other fees during the fiscal year ended December 31, 2003 and December 31, 2004 billed to control affiliates for products and services provided by the principal accountant. The nature of the services comprising the all other fees was related to the principal accountant's report on the registrant's Eligible Asset Coverage. These fees were approved by the registrant's audit committee.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2004 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $4,000 for the fiscal year ended December 31, 2003, and $120,662 for the fiscal year ended December 31, 2004.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Richard P. Chapman, Jr.
Charles L. Ladner
Dr. John A. Moore
Patti McGill Peterson

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(c)(2) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(3) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    February 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    February 17, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    February 17, 2005